UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

Swan Enhanced Dividend Income ETF

(SCLZ) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$41	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Overview: the Fund completed its first full year of operations in 2025 and is nearing the two-year anniversary of its inception (February 26, 2024). Over the last six months of 2025 the Fund had a return of 7.8% vs. the 10.3% return of the Cboe S&P 500 BuyWrite Index (BXM). For the full year, the Fund returned 10.9% vs. the 8.9% return for the BXM.

During the second half of the year, the Fund switched from a quarterly distribution schedule to monthly distributions. The Fund also increased its distribution to an annual rate of around 8% and lowered its expense ratio.

Core Equity: in 2025, the Fund switched its equity portfolio of 50 stocks to be more aligned with the S&P 500 index. Previously, the Fund’s equity portfolio was based upon an index created by an outside provider and had more of a “growth at a reasonable price” philosophy. A consequence of this previous portfolio was that there were sector over- or underweights that led to periods of dispersion relative to the S&P 500. The sub-adviser believes that aligning the sectors and factor weights to the S&P 500 reduces basis risk. This process was completed over the summer of 2025 and was more or less completed by the end of the third quarter. The price appreciation of the stocks in the Fund’s portfolio was 10.8% during the second half of the year.

Dividends: the Fund seeks to generate a portion of its distributions via equity dividends. Between July 1st and December 31st, 2025, the Fund’s dividends generated 51 basis points of return.

Call Writing: the Fund also seeks to collect and distribute premium from the writing of call options on its individual stock positions. Options on individual stocks tend to have higher premiums than options on broad indices. Also, writing options on individual stocks allows more freedom and flexibility for the portfolio managers to selectively write options during times when management believes the risk/return characteristics are more favorable. During a strong bull market like 2025, call writing tends to be defensive in nature. During the latter half of 2025, the call writing component of the Fund had a -2.8% return.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
02/26/24	$10,000	$10,000	$10,000
03/31/24	$10,194	$10,263	$10,380
06/30/24	$10,354	$10,415	$10,824
09/30/24	$11,097	$10,992	$11,461
12/31/24	$11,184	$11,628	$11,737
03/31/25	$11,131	$11,269	$11,236
06/30/25	$11,507	$11,482	$12,466
09/30/25	$12,082	$11,888	$13,478
12/31/25	$12,405	$12,664	$13,836

Average Annual Total Returns

	6 Months	1 Year	Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	7.80%	10.92%	12.38%
CBOE S&P 500® BuyWrite Index	10.29%	8.91%	13.65%
S&P 500® Index	11.00%	17.88%	19.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-383-7259.

Fund Statistics

Net Assets	$16,399,189
Number of Portfolio Holdings	108
Advisory Fee	$55,126
Portfolio Turnover	57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Money Market Funds	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity Option	-2.4%
Materials	1.7%
Real Estate	1.8%
Utilities	2.2%
Money Market Funds	2.8%
Energy	2.9%
Consumer Staples	4.7%
Industrials	5.8%
Financials	9.0%
Health Care	9.7%
Consumer Discretionary	10.2%
Communications	11.9%
Technology	39.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.7%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.3%
Alphabet, Inc., Class A	4.9%
Eli Lilly & Company	4.2%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.9%
JPMorgan Chase & Company	3.7%
First American Government Obligations Fund, Class X	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated November 1, 2025 at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/ or 1-877-383-7259.

Effective July 1, 2025, the distribution frequency of dividends changed from quarterly to monthly.

Swan Enhanced Dividend Income ETF

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-SCLZ

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Swan Enhanced Dividend Income ETF
SCLZ

Semi-Annual Financial Statements
and Additional Information
December 31, 2025

1-877-383-7259
etfs.swanglobalinvestments.com

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2%
	AEROSPACE & DEFENSE - 3.9%
1,319	General Electric Company(a)	$406,291
1,279	RTX Corporation(a)	234,569
		640,860
	AUTOMOTIVE - 2.1%
750	Tesla, Inc.(a),(b)	337,290

	BANKING - 5.0%
1,858	JPMorgan Chase & Company(a)	598,685
2,441	Wells Fargo & Company(a)	227,501
		826,186
	BEVERAGES - 1.4%
3,376	Coca-Cola Company (The)(a)	236,016

	BIOTECH & PHARMA - 8.7%
1,450	AbbVie, Inc.(a)	331,311
643	Eli Lilly & Company(a)	691,019
1,896	Johnson & Johnson(a)	392,377
		1,414,707
	CHEMICALS - 1.7%
495	Corteva, Inc.(a)	33,180
174	Ecolab, Inc.(a)	45,678
330	Linde PLC(a)	140,709
161	Sherwin-Williams Company (The)(a)	52,169
100	Solstice Advanced Materials, Inc.(b)	4,858
		276,594
	DATA CENTER REIT - 0.5%
111	Equinix, Inc.(a)	85,044

	DIVERSIFIED INDUSTRIALS - 1.0%
825	Honeywell International, Inc.(a)	160,949

	E-COMMERCE DISCRETIONARY - 3.8%
2,762	Amazon.com, Inc.(a),(b)	637,524

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRIC UTILITIES - 2.2%
733	American Electric Power Company, Inc.(a)	$84,522
374	Constellation Energy Corporation(a)	132,123
1,299	Duke Energy Corporation(a)	152,256
		368,901
	HEALTH CARE REIT - 0.8%
727	Welltower, Inc.	134,938

	INSURANCE - 4.0%
897	Berkshire Hathaway, Inc., Class B(a),(b)	450,877
872	Progressive Corporation (The)(a)	198,572
		649,449
	INTERNET MEDIA & SERVICES - 11.9%
2,558	Alphabet, Inc., Class A(a)	800,654
1,045	Meta Platforms, Inc., Class A(a)	689,794
2,451	Netflix, Inc. (a),(b)	229,806
2,783	Uber Technologies, Inc.(b)	227,399
		1,947,653
	LEISURE FACILITIES & SERVICES - 0.6%
298	McDonald’s Corporation(a)	91,078

	MACHINERY - 0.9%
333	Deere & Company(a)	155,035

	MEDICAL EQUIPMENT & DEVICES - 1.0%
1,340	Abbott Laboratories(a)	167,889

	OIL & GAS PRODUCERS - 2.9%
788	Chevron Corporation	120,099
2,366	Exxon Mobil Corporation(a)	284,725
338	ONEOK, Inc.(a)	24,843
675	Williams Companies, Inc. (The)(a)	40,574
		470,241

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	REAL ESTATE SERVICES - 0.1%
100	CBRE Group, Inc., Class A(a),(b)	$16,079

	RETAIL - CONSUMER STAPLES - 1.9%
2,682	Walmart, Inc.(a)	298,802

	RETAIL - DISCRETIONARY - 3.7%
754	Home Depot, Inc. (The)(a)	259,451
991	Lowe’s Companies, Inc.(a)	238,990
703	TJX Companies, Inc. (The)(a)	107,988
		606,429
	RETAIL REIT - 0.4%
1,084	Realty Income Corporation(a)	61,105

	SEMICONDUCTORS - 11.7%
1,653	Advanced Micro Devices, Inc.(a),(b)	354,006
1,850	Broadcom, Inc.	640,285
5,007	NVIDIA Corporation(a)	933,806
		1,928,097
	SOFTWARE - 10.6%
192	Intuit, Inc.(a)	127,185
1,781	Microsoft Corporation(a)	861,327
1,385	Oracle Corporation(a)	269,950
2,251	Palantir Technologies, Inc., Class A(a),(b)	400,115
500	ServiceNow, Inc.(b)	76,595
		1,735,172
	TECHNOLOGY HARDWARE - 9.0%
4,010	Apple, Inc.(a)	1,090,159
4,929	Cisco Systems, Inc.(a)	379,681
		1,469,840
	TECHNOLOGY SERVICES - 8.0%
569	Automatic Data Processing, Inc.(a)	146,364
1,453	International Business Machines Corporation(a)	430,392
569	Mastercard, Inc., Class A(a)	324,831

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY SERVICES - 8.0% (Continued)
1,150	Visa, Inc., Class A(a)	$403,317
		1,304,904
	TOBACCO & CANNABIS - 1.4%
1,155	Altria Group, Inc.(a)	66,597
1,052	Philip Morris International, Inc.(a)	168,741
		235,338

	TOTAL COMMON STOCKS (Cost $14,770,123)	16,256,120

	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
459,914	First American Government Obligations Fund, Class X, 3.64% (Cost $459,914)(c)	459,914

	TOTAL INVESTMENTS - 102.0% (Cost $15,230,037)	$16,716,034
	CALL OPTIONS WRITTEN - (2.4)% (Premiums received - $506,474)	(390,150)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	73,305
	NET ASSETS - 100.0%	$16,399,189

Contracts(d)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (2.4)%
	CALL OPTIONS WRITTEN- (2.4)%
13	Abbott Laboratories	03/20/2026	$135.00	$162,877	$2,182
14	AbbVie, Inc.	02/20/2026	250.00	319,886	2,418
16	Advanced Micro Devices, Inc.	02/20/2026	240.00	342,656	12,441
25	Alphabet, Inc.	02/20/2026	335.00	782,500	20,190
11	Altria Group, Inc.	03/20/2026	62.50	63,426	569
27	Amazon.com, Inc.	02/20/2026	250.00	623,214	13,418
7	American Electric Power Company, Inc.	03/20/2026	125.00	80,717	742
40	Apple, Inc.	03/20/2026	290.00	1,087,440	19,308
5	Automatic Data Processing, Inc.	02/20/2026	270.00	128,615	2,046
8	Berkshire Hathaway, Inc.	04/17/2026	540.00	402,120	4,775
1	CBRE Group, Inc.	03/20/2026	170.00	16,079	370
49	Cisco Systems, Inc.	02/20/2026	85.00	377,447	2,903
33	Coca-Cola Company (The)	03/20/2026	75.00	230,703	1,741
3	Constellation Energy Corporation	01/16/2026	380.00	105,981	1,032
4	Corteva, Inc.	02/20/2026	70.00	26,812	620
3	Deere & Company	03/20/2026	520.00	139,671	1,725
12	Duke Energy Corporation	04/17/2026	120.00	140,652	3,582

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(d)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (2.4)%
	CALL OPTIONS WRITTEN- (2.4)% (Continued)
1	Ecolab, Inc.	01/16/2026	$290.00	$26,252	$1
6	Eli Lilly & Company	02/20/2026	1,160.00	644,808	15,082
1	Equinix, Inc.	03/20/2026	800.00	76,616	2,295
23	Exxon Mobil Corporation	02/20/2026	125.00	276,782	3,896
13	General Electric Company	02/20/2026	320.00	400,439	12,969
7	Home Depot, Inc. (The)	03/20/2026	380.00	240,870	3,000
8	Honeywell International, Inc.	02/20/2026	210.00	156,072	1,530
14	International Business Machines Corporation	02/20/2026	320.00	414,694	7,463
1	Intuit, Inc.	03/20/2026	710.00	66,242	2,011
18	Johnson & Johnson	04/17/2026	230.00	372,510	3,441
18	JPMorgan Chase & Company	05/15/2026	340.00	579,996	21,143
3	Linde plc	03/20/2026	450.00	127,917	2,700
9	Lowe’s Companies, Inc.	03/20/2026	260.00	217,044	4,410
5	Mastercard, Inc.	03/20/2026	580.00	285,440	9,761
2	McDonald’s Corporation	03/20/2026	325.00	61,126	736
10	Meta Platforms, Inc.	02/20/2026	675.00	660,090	29,000
17	Microsoft Corporation	02/20/2026	500.00	822,154	21,146
24	Netflix, Inc.	02/20/2026	100.00	225,024	7,272
50	NVIDIA Corporation	03/20/2026	200.00	932,500	49,696
3	ONEOK, Inc.	03/20/2026	75.00	22,050	866
13	Oracle Corporation	03/20/2026	210.00	253,383	17,082
22	Palantir Technologies, Inc.	02/20/2026	180.00	391,050	30,533
10	Philip Morris International, Inc.	02/20/2026	165.00	160,400	4,765
8	Progressive Corporation (The)	02/20/2026	240.00	182,176	2,319
10	Realty Income Corporation	03/20/2026	60.00	56,370	380
12	RTX Corporation	03/20/2026	190.00	220,080	7,260
1	Sherwin-Williams Company (The)	03/20/2026	360.00	32,403	211
1	Solstice Advanced Materials, Inc.	01/16/2026	50.00	4,858	32
7	Tesla, Inc.	01/16/2026	475.00	314,804	4,499
7	TJX Companies, Inc. (The)	01/16/2026	150.00	107,527	3,283
11	Visa, Inc.	02/20/2026	350.00	385,781	12,409
26	Walmart, Inc.	02/20/2026	115.00	289,666	7,471
24	Wells Fargo & Company	01/16/2026	90.00	223,680	11,019
6	Williams Companies, Inc. (The)	02/20/2026	65.00	36,066	407
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $506,474)				$390,150

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2025, the total value of securities held as collateral is $14,297,666.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

ASSETS
Investment securities:
At cost	$15,230,037
At fair value	$16,716,034
Receivable for securities sold	25,380
Cash held for collateral at broker for options	52,377
Dividends and interest receivable	6,098
TOTAL ASSETS	16,799,889

LIABILITIES
Options Written (Premiums received $506,474)	390,150
Investment advisory fees payable	10,550
TOTAL LIABILITIES	400,700
NET ASSETS	$16,399,189

NET ASSETS CONSIST OF:
Paid in capital	$16,169,696
Accumulated earnings	229,493
NET ASSETS	$16,399,189

NET ASSET VALUE PER SHARE:
Net Assets	$16,399,189
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	300,000

Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$54.66

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

INVESTMENT INCOME
Dividends	$77,418
Interest	1,559
TOTAL INVESTMENT INCOME	78,977

EXPENSES
Investment advisory fees	55,126
TOTAL EXPENSES	55,126

NET INVESTMENT INCOME	23,851

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(249,678)
Options written	(537,756)
Net realized gain on in-kind redemptions	263,503
Net change in unrealized appreciation on:
Investments	1,344,010
Options written	195,209
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	1,015,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,039,139

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2025	Year Ended
	(Unaudited)	June 30, 2025
FROM OPERATIONS:
Net investment income	$23,851	$77,736
Net realized gain (loss) on investments, in-kind redemptions and options written	(523,931)	632,361
Net change in unrealized appreciation (depreciation) on investments and options written	1,539,219	(42,762)
Net increase in net assets resulting from operations	1,039,139	667,335

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions paid	(580,925)	(612,810)
Net decrease in net assets resulting from distributions to shareholders	(580,925)	(612,810)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	5,387,372	17,274,439
Payments for shares redeemed	(2,653,350)	(7,945,540)
Net increase in net assets resulting from shares of beneficial interest	2,734,022	9,328,899

TOTAL INCREASE IN NET ASSETS	3,192,236	9,383,424

NET ASSETS
Beginning of Year/Period	13,206,953	3,823,529
End of Year/Period	$16,399,189	$13,206,953

SHARE ACTIVITY
Shares Sold	100,000	325,000
Shares Redeemed	(50,000)	(150,000)
Net increase in shares of beneficial interest outstanding	50,000	175,000

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the
	Six Months Ended		For the	For the
	December 31, 2025		Year Ended	Period Ended
	(Unaudited)		June 30, 2025	June 30, 2024 (1)
Net asset value, beginning of year/period	$52.83		$50.98	$50.00

Activity from investment operations:
Net investment income (2)	0.09		0.55	0.19
Net realized and unrealized gain on investments	3.95		5.01	1.58
Total from investment operations	4.04		5.56	1.77

Less distributions from:
Net investment income	(2.21)		(3.71)	(0.14)
Return of capital	—		—	(0.65)
Total distributions	(2.21)		(3.71)	(0.79)

Net asset value, end of year/period	$54.66		$52.83	$50.98
Market price, end of year/period	$54.74		$52.85	$51.01
Total return (3)	7.80	% (4)	11.14%	3.54	% (4)
Market Price Total return (3)	7.91	% (4)	11.12%	3.60	% (4)
Net assets, at end of year/period (000s)	$16,399		$13,207	$3,824

Ratio of expenses to average net assets	0.79	% (5)	0.84%	0.85	% (5)
Ratio of net investment income to average net assets	0.34	% (5)	1.03%	1.08	% (5)
Portfolio Turnover Rate (6)	57	% (4)	4%	4	% (4)

(1)	The Fund commenced operations on February 26, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 8)

See accompanying notes to financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

The Swan Enhanced Dividend Income ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund primarily seeks income and secondarily seeks modest capital appreciation. The Fund commenced operations on February 26, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility, and exchange rates. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”) . Mutual funds are valued at their net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value in accordance with the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”) . The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$16,256,120	$—	$—	$16,256,120
Money Market Fund	$459,914	—	—	$459,914
Total	$16,716,034	$—	$—	$16,716,034
Liabilities *
Call Options Written	$—	$390,150	$—	$390,150

The Fund did not hold any Level 3 securities during the six months ended December 31, 2025.

*	Please refer to the Schedule of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options are reported on the Schedule of Investments.

The Fund will sell (write) covered call options against all or a portion of the stocks in the Fund’s portfolio. When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the strike price) up to a certain date in the future (known as the expiration date). If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the strike price. Each option is “covered” because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide gains to the Fund. Selling of covered call options may reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken on returns filed for the Fund’s open tax years 2024-2025 or expected to be taken by the Fund in its 2026 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended December 31, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $12,160,922 and $8,123,195, respectively.

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $2,676,371, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. Swan Global Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund. The Sub-Adviser is an affiliate of the Adviser with the same ownership and management as the Adviser. Subject to the oversight of the Adviser, the Sub-Adviser is responsible for management of the Fund’s investment portfolio. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. For the six months ended December 31, 2025, the Fund incurred $55,126 in advisory fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser has agreed to pay all expenses incurred by the Fund except for the brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or Adviser for serving in such capacities.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Adviser.

Trustee Fees – The Independent Trustees are compensated for their services to the Fund by the Adviser as part of the administration services agreement. The Independent Trustees were paid $9,608 in fees during the six months ended December 31, 2025. In addition, the Adviser reimburses independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Statement of Assets and Liabilities as of December 31, 2025.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written at fair value	$390,150

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2025.

		Net Change in Unrealized
	Realized Loss	Depreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(537,756)	$195,209

The notional value of the derivative instruments outstanding as of December 31, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$14,739,615	$1,949,990	$(363,721)	$1,586,269

7.	DISTRIBUTIONS TO SHAREHOLDER AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	June 30, 2025	June 30, 2024
Ordinary Income	$612,810	$10,725
Long-Term Capital Gain	—	—
Return of Capital	—	48,525
	$612,810	$59,250

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(89,543)	$(38,704)	$(147,524)	$47,050	$(228,721)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $89,543.

At June 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$38,704	$—	$38,704	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions and the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2025, as follows:

Paid
In	Accumulated
Capital	Deficit
$368,091	$(368,091)

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

SWAN ENHANCED DIVIDEND INCOME ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 1.00% of the amount invested.

For the six months ended December 31, 2025, the fixed and variable fees were as follows:

Fixed Fees	Variable Fees
$1,500	$2,689

9.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN ENHANCED DIVIDEND INCOME ETF
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the notes to financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 3/4/2026

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 3/4/2026